Changes in Accounting Policies and Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Summary of Impact on Transition

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities. Additionally, the impact on transition is summarized below.

	January 1, 2019
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	~~W~~	2,752
Vehicles		53
Computer and other equipment		1,648
Total	~~W~~	4,453
Lease liabilities(*2)
Current		1,672
Non-current		2,729
Total	~~W~~	4,401

(*1)	Right-of-use assets are included in ‘Property and equipment’ in the consolidated statement of financial position.
(*2)	Lease liabilities are included in ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

Summary of Lease Liabilities Recognized
	January 1, 2019
	(In millions of Korean won)
Operating lease commitments disclosed as at December 31, 2018	~~W~~	5,137
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		(472)
Exemptions on low-value leases		(5)
Exemptions on short-term leases		(737)
Adjustments on evaluation of extension and termination options under IFRS 16		478
Lease liability recognized as at January 1, 2019	~~W~~	4,401

Current lease liabilities	~~W~~	1,672
Non-current lease liabilities		2,729
	~~W~~	4,401